Performance Management - Allspring Specialty Funds - Classes A, C and Institutional	Mar. 31, 2026
Innovation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	returns do not reflect sales charges and would be lower if they did
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: June 30, 2020 +35.51% Lowest Quarter: June 30, 2022 -26.34% Year-to-date total return as of June 30, 2026 is +13.84%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025 (returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025 (returns reflect applicable sales charges)
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Class A (before taxes)	9/18/2000	-3.57%	1.04%	13.84%
Class A (after taxes on distributions)	9/18/2000	-7.56%	-2.57%	10.20%
Class A (after taxes on distributions and the sale of Fund Shares)	9/18/2000	-0.39%	0.16%	10.54%
Institutional Class (before taxes)[1]	10/31/2016	2.66%	2.56%	14.85%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		17.88%	14.42%	14.82%
[1]
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Availability Website Address [Text]	www.allspringglobal.com
Innovation Fund | A
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class A as of 12/31 each year(returns do not reflect sales charges and would be lower if they did)
Year to Date Return, Label [Optional Text]	Year-to-date total return as of June 30, 2026 is +13.84%
Bar Chart, Year to Date Return	13.84%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: June 30, 2020
Highest Quarterly Return	35.51%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: June 30, 2022
Lowest Quarterly Return	(26.34%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Precious Metals Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges and would be lower if they did
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: June 30, 2020 +56.91% Lowest Quarter: June 30, 2022 -26.20% Year-to-date total return as of June 30, 2026 is -10.22%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025 (returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025 (returns reflect applicable sales charges)
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Class A (before taxes)	1/20/1998	148.39%	21.90%	20.65%
Class A (after taxes on distributions)	1/20/1998	147.63%	21.71%	20.44%
Class A (after taxes on distributions and the sale of Fund Shares)	1/20/1998	88.27%	17.98%	17.86%
Class C (before taxes)	1/29/1998	160.57%	22.43%	20.64%
Institutional Class (before taxes)	2/29/2000	164.30%	23.72%	21.72%
FTSE Gold Mines Index (reflects no deduction for fees, expenses, or taxes)		174.50%	21.30%	22.26%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		17.88%	14.42%	14.82%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Availability Website Address [Text]	www.allspringglobal.com
Precious Metals Fund | A
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Year to Date Return, Label [Optional Text]	Year-to-date total return as of June 30, 2026 is -10.22%
Bar Chart, Year to Date Return	(10.22%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: June 30, 2020
Highest Quarterly Return	56.91%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: June 30, 2022
Lowest Quarterly Return	(26.20%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Utility and Telecommunications Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges and would be lower if they did
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: September 30, 2024 +16.80% Lowest Quarter: March 31, 2020 -11.77% Year-to-date total return as of June 30, 2026 is +6.40%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025 (returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025 (returns reflect applicable sales charges)
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Class A (before taxes)	1/4/1994	8.73%	5.95%	8.89%
Class A (after taxes on distributions)	1/4/1994	7.20%	4.02%	7.03%
Class A (after taxes on distributions and the sale of Fund Shares)	1/4/1994	6.25%	4.37%	6.89%
Institutional Class (before taxes)	2/28/1994	15.64%	7.53%	9.90%
S&P 500 Utilities Index (reflects no deduction for fees, expenses, or taxes)		16.04%	9.73%	10.61%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		17.88%	14.42%	14.82%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Availability Website Address [Text]	www.allspringglobal.com
Utility and Telecommunications Fund | A
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Year to Date Return, Label [Optional Text]	Year-to-date total return as of June 30, 2026 is +6.40%
Bar Chart, Year to Date Return	6.40%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: September 30, 2024
Highest Quarterly Return	16.80%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	(11.77%)
Lowest Quarterly Return, Date	Mar. 31, 2020

[1]
1.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the former Administrator Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.